SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT (Details) - Titan Trucking LLC [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
2023	$ 107,930
2024	111,168
2025	9,287
Total minimum lease payments	228,385
Less: imputed interest	(17,852)
Present value of future minimum lease payments	210,533
Current operating lease liabilities	95,243	$ 85,303
Non-current operating lease liabilities	$ 115,290	$ 210,533